STOCK-BASED COMPENSATION (Details Narrative) - USD ($)		1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2021	Feb. 28, 2023	Sep. 30, 2022	Jun. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Oct. 31, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Oct. 30, 2023	Jul. 01, 2023	Jun. 30, 2023	Aug. 11, 2022	Aug. 09, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock														$ 3,600,000
Share-based payment arrangement, expense												$ 160,225	$ 2,300,000
Common stock exercise price	$ 0.20	$ 0.001				$ 0.20						$ 0.0001
Fair value of warrant		$ 109,780										$ 109,780
Loan amount																	$ 27,000,000.0	$ 10,000,000
Common stock, par value												$ 0.0001			$ 0.0001
Common stock issued upon cancellation of stock warrants, shares	27,000,000.0					27,000,000.0								38,300,000
Share granted												818,181,819	250,000,000
Expired or forfeited												1,028,515,152
Consulting expenses								$ 0	$ 594,521
Vested warrant to purchase shares												8,444,663
Gain (loss) on employee warrants liability								$ 0	$ 39,375	$ 0	$ 207,210
Consulting Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrant					$ 3,500,000
Consulting expense												$ 3,500,000	$ 800,000
Securities Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, par value																$ 0.001
HWH International, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercise price							$ 0.15
Loan amount							$ 50,000												$ 78,635
Debt conversion shares							333,333
Number of warrant to purchase shares							333,333
DSS [Member] | Consulting Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants to purchase					50,000,000.0
Common stock exercise price					$ 0.0001
Fair value of warrant					$ 3,500,000
Consulting fees					$ 60,000
Common stock, par value					$ 0.07
Consulting expense												$ 3,500,000	$ 800,000
Common stock issued upon cancellation of stock warrants, shares		50,000,000.0
DSSI [Member] | Securities Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrant to purchase shares			150,000,000	818,181,819								150,000,000
Common stock exercise price			$ 0.033	$ 0.033
Loan amount			$ 30,000,000.0	$ 27,000,000.0								$ 30,000,000.0
Conversion of stock, shares converted			818,181,819	818,181,819
John Thatch [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants to purchase												8,444,663
Fair value of warrant												$ 109,780
Director [Member] | HWH International, Inc. [Member] | Convertible Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Loan amount																			$ 78,636
Independent Sales Force [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock														$ 1,500,000
Share granted													2,400	4,013,000
Expired or forfeited													1,507,200	2,066,600
Maximum [Member] | Independent Sales Force [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercise price														$ 0.25
Warrant term														2 years
Minimum [Member] | Independent Sales Force [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercise price														$ 0.01
Warrant term														1 year
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercise price												$ 0.0001
Common Stock [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrant to purchase shares														29,200,000
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation awards												$ 160,225	$ 2,300,000
Share-based payment arrangement, expense												13,207	186,264
Share based compensation vested awards												$ 173,432	$ 2,500,000
Share granted		8,444,663										8,444,663
Expired or forfeited												4,700,000	2,875,000
Warrant [Member] | DSSI [Member] | Securities Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrant to purchase shares			818,181,819
Loan amount			$ 27,000,000.0